Statements of Net Assets Available for Benefits - EBP 007 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Asset [Abstract]
EBP, Note Receivable from Participant Account Maximum Borrowing To Total Account Percentage	50.00%
EBP, Receivable	$ 1,323,122	$ 1,315,513
EBP, Employer Contribution, Receivable	53,443	50,655
EBP, Investment Plan Interest in Master Trust Fair Value	65,386,702	55,108,215
EBP, Receivable [Abstract]
EBP, Note Receivable from Participant	1,269,679	1,264,858
EBP, Receivable	1,323,122	1,315,513
EBP, Net Asset Available for Benefit	66,709,824	56,423,728
Common Stock [Member]
EBP, Asset [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,868,792	2,141,486
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,868,792	$ 2,141,486
Stable Value Funds [Member]
EBP, Asset [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	59,960,783
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	$ 59,960,783